Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2018
Foreign Currency Assets And Liabilities
Foreign currency assets and liabilities
31.	Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Items (1)	Amount (2)	Exchange rate (3)	06.30.18	Amount (2)	Exchange rate (3)	06.30.17
Assets
Trade and other receivables
Uruguayan Pesos	25	0.92	23	3	0.58	2
US Dollar	9,245	28.75	265,788	5,423	16.53	89,640
Euros	142	33.54	4,777	-	-	-
Trade and other receivables with related parties
US Dollar	3,897	28.85	112,422	3,147	16.63	52,334
Total trade and other receivables			383,010			141,976
Restricted assets
US Dollar	-	-	-	2,996	16.53	49,525
Total Restricted assets			-			49,525
Investments in financial assets
US Dollar	119,323	28.75	3,430,544	43,368	16.53	716,867
Investment in financial assets with related parties
US Dollar	8,615	28.85	248,544	16,077	16.63	267,365
Total investments in financial assets			3,679,088			984,232
Cash and cash equivalents
Uruguayan Pesos	2	0.91	2	7	0.58	4
US Dollar	84,029	28.75	2,415,829	6,170	16.53	101,987
Pound	2	37.90	57	1	21.49	32
Euros	1	33.54	38	6	18.85	105
Total cash and cash equivalents			2,415,926			102,128
Total Assets			6,478,024			1,277,861
Liabilities
Trade and other payables
Uruguayan Pesos	15	0.91	14	9	0.58	5
US Dollar	5,723	28.85	165,114	9,452	16.63	157,190
Euros	41	33.73	1,391	-	-	-
Trade and other payables with related parties
US Dollar	-	-	-	271	16.63	4,505
Total trade and other payables			166,519			161,700
Borrowings
US Dollar	542,367	28.85	15,647,296	364,889	16.63	6,068,102
Total borrowings			15,647,296			6,068,102
Borrowings
US Dollar	9	28.85	264	-	-	-
Total borrowings			264			-
Provisions
US Dollar	5	28.85	144	5	16.63	83
Total Provisions			144			83
Total Liabilities			15,814,223			6,229,885

(1)	Considering foreign currencies those that differ from each one of the Group’s companies’ functional currency at each year-end.
(2)	Expressed in thousands of foreign currency.
(3)	Exchange rate of the Argentine Peso as of June 30, 2018 and 2017 as reported by the Argentina Central Bank.